1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

March 31, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:	Angel Oak Strategic Credit Fund File Nos. 333-220480 and 811-23289 Post-Effective Amendment No. 15 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Our client, Angel Oak Strategic Credit Fund (the “Fund”), has enclosed, pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment (“PEA”) No. 15 to the Fund’s registration statement on Form N-2, together with all exhibits thereto (the “Registration Statement”), under the Securities Act and Amendment No. 17 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of: (i) registering Class U shares of the Fund, in reliance on the exemptive relief granted to the Fund by the Securities and Exchange Commission (the “SEC”) permitting the Fund to issue multiple classes of shares (Investment Company Act Rel. No. 33089 (May 1, 2018)) and (ii) making non-material changes to the Registration Statement.

As counsel to the Fund, we hereby request, that the SEC and its staff afford the Registration Statement selective review in accordance with Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984).  There have been no material changes in the Fund’s investment strategy or other disclosures regarding its associated risks.  As a result, the disclosures contained in the Registration Statement are substantially similar to the disclosures contained in the Fund’s current registration statement on Form N-2, filed on May 31, 2019.

Please contact me at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen